Consolidated Statements of Stockholders' Equity - Revised Retained Earnings and Total - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2013	$ 541,646	$ 492	$ (29,327)	$ 363,160	$ 207,030	$ 291
BALANCE, shares at Dec. 31, 2013		49,243,659	(1,971,639)
Net income	16,139				16,090	49
Dividends declared and paid ($0.05 per share in 2014, $0.08 per share in 2015 and $0.08 per share in 2016) (Note 21)	(2,403)				(2,403)
Share-based compensation, value (Note 20)	8,774	$ 10		8,764
Share-based compensation, shares (Note 20)		999,333
Purchase of non- controlling interest in subsidiary	(340)					(340)
BALANCE, shares at Dec. 31, 2014		50,242,992	(1,971,639)
BALANCE, value at Dec. 31, 2014	563,816	$ 502	$ (29,327)	371,924	220,717	0
Net income	34,841				34,841
Dividends declared and paid ($0.05 per share in 2014, $0.08 per share in 2015 and $0.08 per share in 2016) (Note 21)	(3,926)				(3,926)
Equity component of convertible notes	12,114			12,114
Share-based compensation, value (Note 20)	10,042	$ 12		10,030
Share-based compensation, shares (Note 20)		1,139,500
BALANCE, shares at Dec. 31, 2015		51,382,492	(1,971,639)
BALANCE, value at Dec. 31, 2015	616,887	$ 514	$ (29,327)	394,068	251,632	0
Net income	51,929				51,871	58
Dividends declared and paid ($0.05 per share in 2014, $0.08 per share in 2015 and $0.08 per share in 2016) (Note 21)	(3,805)				(3,805)
Equity component of convertible notes	11,931			11,931
Share-based compensation, value (Note 20)	12,229	$ 13		12,216
Share-based compensation, shares (Note 20)		1,296,000
Repurchase and retirement of common stock, shares		(11,303,031)
Repurchase and retirement of common stock, value	(99,580)	$ (113)			(99,467)
BALANCE, shares at Dec. 31, 2016		41,375,461	(1,971,639)
BALANCE, value at Dec. 31, 2016	$ 589,591	$ 414	$ (29,327)	$ 418,215	$ 200,231	$ 58